SCHEDULE OF ACCRUED EXPENSES AND OTHER LIABILITIES (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 USD ($)		Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)
Debt Disclosure [Abstract]
Accrued legal expenses	$ 2,849,585		$ 2,750,034	[1]		$ 2,127,763	[1]
Accrued payroll and welfare	335,696		332,495			439,731
Payable for purchase of property, plant and equipment	1,042,678		1,084,723			865,949
Interest payable	550,301		345,016			5,819
Other payable for endorsed notes receivable			131,564			15,493
Accrued professional fees	1,778,832		1,650,837			279,081
Others	22,483		31,141			65,456
Total	6,579,575		6,325,810			$ 3,799,292
Accrued legal expense	$ 436,809	¥ 3,143,160	$ 436,809		¥ 3,143,160

[1]	Accrued legal expense-